Deferred Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Deferred Revenue	Deferred Revenue

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	564	380
Deferral of revenue	213	400
Recognition of deferred revenue(1)	(279)	(216)
Balance, end of the year	498	564
(1) Includes impairment of deferred revenue due to the sales of Shopify's logistics businesses (see Note 4) during the year ended December 31, 2023.

	December 31, 2023	December 31, 2022
	$	$
Current portion	302	296
Long-term portion	196	268
	498	564

The opening balances of current and long-term deferred revenue were $217 and $163, respectively, as of January 1, 2022.

As of December 31, 2023, the long-term deferred revenue, excluding non-cash consideration received, will be recognized ratably over the remaining terms of the contracts with the customers, which range from two to three years.

The Company has received non-cash consideration in the form of equity investments in exchange for services to be rendered as part of strategic partnerships. As the Company is required to provide referral services and other services to support the partners' merchant offerings over the period of the performance obligations, revenue is deferred and recognized over time on a ratable basis over the expected terms of the contracts.
The table below summarizes the gross changes in deferred revenue associated with this non-cash consideration received for the years ended December 31, 2023 and 2022.

	Years Ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	382	230
Non-cash consideration received in exchange for services	60	273
Revenue recognized related to non-cash consideration	(158)	(121)
Balance, end of the year	284	382

Current portion	95	135
Long term portion	189	247
	284	382
The Company will recognize this revenue ratably over the remaining terms of the respective strategic partnership service agreements, which range from one to six years.